Acquisition and sale of businesses and brands and purchase of non-controlling interests	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about business combination [abstract]
Acquisition and sale of businesses and purchase of non-controlling interests	Operating assets and liabilities
Introduction
This section describes the assets used in the group’s operations and the liabilities incurred. Liabilities relating to the group’s financing activities are included in section ‘Risk management and capital structure’ and balance sheet information in respect of associates, joint ventures and taxation are covered in section ‘Results for the year’. This section also provides detailed disclosures on the group’s recent acquisitions and disposals, performance and financial position of its defined benefit post-employment plans.
8. Acquisition and sale of businesses and brands and purchase of non-controlling interests
Accounting policies
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. The results of subsidiaries acquired or sold are included in the income statement from, or up to, the date that control passes.
Business combinations are accounted for using the acquisition method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration payable is measured at fair value and includes the fair value of any contingent consideration. Among other factors, the group considers the nature of, and compensation for the selling shareholders'
continuing employment to determine if any contingent payments are for post-combination employee services, which are excluded from consideration.
On the acquisition of a business, or of an interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets and contingent liabilities acquired. Directly attributable acquisition costs in respect of subsidiary companies acquired are recognised in other external charges as incurred.
The non-controlling interests on the date of acquisition can be measured either at the fair value or at the non-controlling shareholder’s proportion of the net fair value of the identifiable assets assumed. This choice is made separately for each acquisition.
Where the group has issued a put option over shares held by a non-controlling interest, the group derecognises the non-controlling interests and instead recognises a contingent deferred consideration liability for the estimated amount likely to be paid to the non-
controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.
Transactions with non-controlling interests are recorded directly in retained earnings.
For all entities in which the company directly or indirectly owns equity, a judgement is made to determine whether it controls and therefore should fully consolidate the investee. An assessment is carried out to determine whether the group has the exposure or rights to the variable returns of the investee and has the ability to affect those returns through its power over the investee. To establish control, an analysis is carried out of the substantive and protective rights that the group and the other investors hold. This assessment is dependent on the activities and purpose of the investee and the rights of the other shareholders, such as which party controls the board, executive committee and material policies of the investee. Determining whether the rights that the group holds are substantive, requires management judgement.
Where less than 50% of the equity of an investee is held, and the group holds significantly more voting rights than any other vote holder or organised group of vote holders, this may be an indicator of de facto control. An assessment is needed to determine all the factors relevant to the relationship with the investee to ascertain whether control has been established and whether the investee should be consolidated as a subsidiary. Where voting power and returns from an investment are split equally between two entities then the arrangement is accounted for as a joint venture.
On an acquisition, fair values are attributed to the assets and liabilities acquired. This may involve material judgement to determine these values.
(a) Acquisition of businesses
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended
30 June 2024 were as follows:

Net assets acquired and consideration
	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Brands and other intangibles	—	402	157
Property, plant and equipment	—	28	—
Inventories	—	31	7
Other working capital	—	(2)	5
Deferred tax	—	(85)	(40)
Cash	—	—	2
Fair value of assets and liabilities	—	374	131
Goodwill arising on acquisition	—	109	91
Settlement of pre-existing relationship	—	—	(2)
Step acquisitions	—	(13)	(8)
Consideration payable	—	470	212
Satisfied by:
Cash consideration paid	—	(373)	(116)
Contingent consideration payable	—	(92)	(91)
Deferred consideration payable	—	(5)	(5)
	—	(470)	(212)
Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended 30 June 2024 were as follows:

	Consideration
	2024 $ million	2023 re-presented $ million	2022 re-presented $ million
Acquisitions in the year - subsidiaries
Cash consideration paid	—	(373)	(116)
Cash acquired	—	—	2
Prior year acquisitions - subsidiaries
Contingent consideration paid for Casamigos	—	—	(113)
Other consideration	(6)	(31)	(51)
Investments in associates
Cash consideration paid - increase in ownership interest	(5)	(20)	(6)
Capital injection(1)	(128)	(92)	(80)
Net cash outflow on acquisition of businesses	(139)	(516)	(364)
Purchase of shares of non-controlling interests	(223)	(178)	—
Total net cash outflow	(362)	(694)	(364)
(1)Additional investments in a number of Distill Ventures associates.
Prior year acquisitions
On 10 March 2023, Diageo completed the acquisition of Kanlaon Limited and Chat Noir Co. Inc., (the owner of Don Papa Rum) to support Diageo’s participation in the super-premium dark rum segment for upfront cash consideration of €246 million ($261 million), deferred consideration of €4 million ($4 million) and contingent consideration of up to €178 million ($189 million) through to 2028 subject to certain financial performance targets, reflecting the brand’s expected growth potential. The fair value of the contingent consideration of €82 million ($87 million) was estimated by calculating the present value of the future expected cash flows which is dependent on management’s estimates in respect of the forecasting of future cash flows and the discount rates applicable to the future cash flows. The goodwill arising on the acquisition of Don Papa Rum represents expected revenue synergies and the acquired workforce. Don Papa Rum contributed $13 million to net sales and $18 million operating loss to the period, out of which $18 million is related to acquisition transaction and integration costs in the year ended 30 June 2023.
Diageo completed further acquisitions in the year ended 30 June 2023: (i) on 29 September 2022, the acquisition of the remaining issued share capital of Mr Black Spirits Pty Ltd, owner of Mr Black, the Australian premium cold brew coffee liqueur, that it did not already own; and (ii) on 2 November 2022, the acquisition of the entire issued share capital of Balcones Distilling, a Texas craft distiller and one of the leading producers of American single malt whiskey in the United States. The aggregate up-front cash consideration paid on completion of these transactions in the year ended 30 June 2023 was $112 million.
On 31 March 2022, Diageo acquired 100% equity interest in 21Seeds, to support Diageo's participation in the super premium flavoured tequila segment, for a total consideration of $82 million upfront in cash and a contingent consideration of up to $80 million linked to performance targets.
Diageo completed further acquisitions in the year ended 30 June 2022, including (i) on 27 January 2022, the acquisition of Casa UM, to expand Reserve portfolio with premium artisanal mezcal brand, Mezcal Unión and (ii) on 29 June 2022, the acquisition of Vivanda, owner of the technology behind 'What's your Whisky' platform and the Journey of Flavour experience at Johnnie Walker Princes
Street, to support Diageo's ambition to provide customised brand experiences across all channels. The aggregate upfront cash consideration paid on completion of these transactions in the year ended 30 June 2022 was $34 million. In addition, these transactions included provision for further contingent consideration of up to $24 million in aggregate, linked to performance targets and a further deferred consideration of $5 million.
Purchase of shares of non-controlling interests
On 16 January 2024, Diageo agreed with Combs Wine and Spirits LLC to purchase the 50% of the share capital of DeLeon Holdco
LLC that Diageo did not already own for a total consideration of $223 million, including transaction costs. In connection with this acquisition, the previously outstanding disputes between the shareholders were resolved and Diageo is now the 100% owner of the
DeLeón brand.
On 24 March 2023, Diageo completed the purchase of 14.97% of the share capital of EABL for an aggregate consideration of
KES 22,732 million ($173 million) in cash and transaction costs of $5 million. This took Diageo’s shareholding in EABL from
50.03% to 65%. EABL was already controlled and therefore consolidated prior to this transaction.
Transactions were recognised in retained earnings.
(b) Sale of businesses and brandsCash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June
2024 were as follows:

	Windsor business $ million	Other $ million	2024 $ million	2023 re- presented $ million	2022 re- presented $ million
Sale consideration
Cash received	112	4	116	604	131
(Cash)/overdraft disposed of	(20)	—	(20)	(16)	3
Transaction and other directly attributable costs paid	(4)	(5)	(9)	(29)	(32)
Net cash received	88	(1)	87	559	102
Deferred consideration receivable	32	—	32	—	—
Transaction and other directly attributable costs payable	(13)	(11)	(24)	(7)	(22)
	107	(12)	95	552	80
Net assets disposed of
Brands	(167)	—	(167)	—	—
Goodwill	—	—	—	—	(18)
Other non-current assets	(3)	—	(3)	(132)	(14)
Assets and liabilities held for sale	—	—	—	(87)	—
Inventories	(11)	—	(11)	(35)	(6)
Other working capital	3	—	3	85	21
Other borrowings	—	—	—	2	1
Corporate tax	2	—	2	(4)	(6)
Deferred tax	37	—	37	6	(3)
Post-employment benefit liabilities	—	—	—	5	—
	(139)	—	(139)	(160)	(25)
Impairment charge recognised up until the date of sale	—	—	—	(3)	—
Exchange recycled from other comprehensive income	(26)	—	(26)	(15)	(143)
(Loss)/gain on disposal before taxation	(58)	(12)	(70)	374	(88)
Taxation	1	—	1	(37)	(29)
(Loss)/gain on disposal after taxation	(57)	(12)	(69)	337	(117)
On 27 October 2023, Diageo completed the sale of Windsor Global Co., Ltd. to PT W Co., Ltd., a Korean company sponsored by Pine
Tree Investment & Management Co., Ltd. for a total consideration of KRW 206 billion ($152 million). The transaction resulted in a loss of $58 million in the year ended 30 June 2024, which was recognised as a non-operating item attributable to the sale, including cumulative translation losses in the amount of $26 million recycled to the income statement.
On 26 May 2023, Diageo completed the sale of Guinness Cameroun S.A., its brewery in Cameroon. The aggregate consideration for the disposal was $475 million, the disposed net assets of $79 million mainly included property, plant and equipment and trade and other payables. The transaction resulted in a non-operating exceptional gain of $343 million. The disposed Cameroon operations contributed net sales of $128 million (2022 – $165 million), and operating profit of $33 million (2022 – $36 million) in the year ended
30 June 2023.
On 30 September 2022, Diageo completed the sale of the Popular brands of its USL business. The aggregate consideration for the disposal was $97 million, the disposed net assets included net working capital of $34 million and brands of $23 million, and
$19 million goodwill was derecognised. The transaction resulted in a non-operating exceptional gain of $5 million. Popular brands contributed net sales of $43 million (2022 – $184 million), and operating profit of $6 million (2022 – $35 million) in the year ended
30 June 2023.
On 25 April 2022, Diageo sold its Ethiopian subsidiary, Meta Abo Brewery Share Company. A loss of $183 million was recognised as a non-operating item attributable to the sale, including cumulative translation losses in the amount of $143 million recycled to the income statement.
On 10 May 2022, Diageo completed the sale of the Picon brand for an upfront consideration of €117 million ($123 million). The gain of $112 million, net of disposal cost, was recognised as a non-operating item in the income statement.
In the year ended 30 June 2023, ZAR 74 million ($4 million) (2022 – ZAR 133 million ($8 million)) of deferred consideration was paid to Diageo in respect of the sale of United National Breweries. The disposal was completed on 1 April 2020 for an aggregate consideration of ZAR 600 million ($34 million) from which ZAR 378 million ($22 million) was deferred.
(c) Assets and liabilities held for sale

2024 $ million
Property, plant and equipment	52
Inventories	20
Trade and other receivables	10
Deferred tax asset	18
Cash	30
Assets held for sale	130
Trade and other payables	(44)
Corporate tax	(1)
Provisions	(3)
Liabilities held for sale	(48)
Total	82
On 11 June 2024, Diageo announced the agreement to sell its 58.02% shareholding in Guinness Nigeria plc to N-Seven Nigeria Ltd.,
part of the Tolaram group. The transaction is subject to among other things obtaining the requisite regulatory approvals in Nigeria. On completion, Guinness Nigeria plc will enter into long-term licence and royalty agreements for the continued production of the
Guinness brand and its locally manufactured Diageo ready-to-drink and mainstream spirits brands. The sale is considered to be highly probable as at 30 June 2024 and it is expected to be completed in the year ending 30 June 2025. Consequently, the impacted assets and liabilities were classified as held for sale on 30 June 2024 and measured at cost as the lower of cost and fair value less cost of disposal.
At 30 June 2024, cumulative translation losses recognised in exchange reserves were $176 million, which will be recycled to the income statement at the completion of the transaction.